Effect of the Great East Japan Earthquake and Floods in Thailand - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Cost and expense, Total	¥ (4,978)
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	1,057
Imaging And Solutions
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	1,005
Industrial Products
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	¥ 52